Notes Payable - Related Party (Details)	12 Months Ended
Dec. 31, 2012
Assumption
Expected Volatility, minimum	98.00%
Expected Volatility, maximum	111.00%
Risk-free interest rate, minimum	0.74%
Risk-free interest rate, maximum	2.01%
Minimum [Member]
Assumption
Expected term (years)	2 years
Maximum [Member]
Assumption
Expected term (years)	4 years